Other Assets - Other Assets Disclosure (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 12,777.1	$ 136.2	₨ 12,123.9
Sundry accounts receivable		128,593.2	1,370.5	131,414.7
Advance tax (net of provision for taxes)	[1]	135,114.7	1,440.0	165,326.7
Advances		62,555.4	666.7	47,281.0
Prepaid expenses		12,214.1	130.2	10,400.5
Deposits/margins paid		66,016.1	703.6	68,816.1
Derivatives (refer to note 26)		624,206.5	6,652.4	179,812.4
Placements with financial institutions		1,090,061.7	11,617.4	1,227,269.4
Receivable on account of trade date		1,687.7	18.0	441.8
Deferred tax assets (net)		12,948.7	138.0	10,808.2
ROU Assets		₨ 160,879.7	$ 1,714.6	₨ 142,297.4
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total	Total	Total
Others	[2]	₨ 715,800.5	$ 7,628.7	₨ 709,095.4
Total		₨ 3,022,855.4	$ 32,216.3	₨ 2,705,087.5

[1]	Advance tax (net of provisions of taxes) includes Rs. 16.5 billion and Rs. 13.2 billion taxes other than income tax as of March 31, 2025 and March 31, 2026, respectively.
[2]	Others includes investment in equity securities and affiliates with carrying value amounting to Rs. 381,931.6 million and Rs. 305,987.3 million as of March 31, 2025 and March 31, 2026, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 18,558.0 million and Rs. 8,251.8 million as of March 31, 2025 and March 31, 2026, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amounts to Rs. (159.3) million and Rs. 4,081.3 million for the fiscal years ended March 31, 2025 and March 31, 2026, respectively. Further, Others also includes reinsurance assets amounting to Rs. 104,321.2 million and Rs. 93,391.5 million and deferred acquisition assets amounting to Rs. 148,175.6 million and Rs. 241,672.2 million as of March 31, 2025 and March 31, 2026, respectively.